CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total Disney Equity	Noncontrolling Interest	Total excluding redeemable noncontrolling interest
BEGINNING BALANCE (in shares) at Oct. 03, 2015		1,661
BEGINNING BALANCE at Oct. 03, 2015		$ 35,122	$ 59,028	$ (2,421)	$ (47,204)	$ 44,525	$ 4,130	$ 48,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	$ 8,134		9,391	(1,558)		7,833	301	8,134
Equity compensation activity (in shares)		10
Equity compensation activity		$ 726				726		726
Common stock repurchases (in shares)	(74)	(74)
Common stock repurchases	$ (7,500)				(7,499)	(7,499)		(7,499)
Dividends		$ 15	(2,328)			(2,313)		(2,313)
Contributions	0
Distributions and other		$ (4)	(3)			(7)	(373)	(380)
ENDING BALANCE (in shares) at Oct. 01, 2016		1,597
ENDING BALANCE at Oct. 01, 2016		$ 35,859	66,088	(3,979)	(54,703)	43,265	4,058	47,323
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	$ 9,792		8,980	451		9,431	361	9,792
Equity compensation activity (in shares)		8
Equity compensation activity		$ 529				529		529
Common stock repurchases (in shares)	(89)	(89)
Common stock repurchases	$ (9,400)				(9,368)	(9,368)		(9,368)
Dividends		$ 13	(2,458)			(2,445)		(2,445)
Contributions	17						17	17
Treasury Stock Reissued During Period (in shares)		1
Treasury Stock Reissued During Period					60
Distributions and other		$ (153)	(4)			(97)	(747)	(844)
ENDING BALANCE (in shares) at Sep. 30, 2017		1,517
ENDING BALANCE at Sep. 30, 2017	45,004	$ 36,248	72,606	(3,528)	(64,011)	41,315	3,689	45,004
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	4,638		4,423	124		4,547	97	4,644
Equity compensation activity (in shares)		3
Equity compensation activity		$ 6				6		6
Common stock repurchases (in shares)		(13)
Common stock repurchases					(1,313)	(1,313)		(1,313)
Dividends			(1,266)			(1,266)		(1,266)
Noncontrolling Interest, Increase (Decrease) From Distributions To Noncontrolling Interest Holders And Other							8	8
ENDING BALANCE (in shares) at Dec. 30, 2017		1,507
ENDING BALANCE at Dec. 30, 2017		$ 36,254	75,763	(3,404)	(65,324)	43,289	3,794	47,083
BEGINNING BALANCE (in shares) at Sep. 30, 2017		1,517
BEGINNING BALANCE at Sep. 30, 2017	45,004	$ 36,248	72,606	(3,528)	(64,011)	41,315	3,689	45,004
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	$ 13,425		12,598	431		13,029	425	13,454
Equity compensation activity (in shares)		6
Equity compensation activity		$ 518				518		518
Common stock repurchases (in shares)	(35)	(35)
Common stock repurchases	$ (3,600)				(3,577)	(3,577)		(3,577)
Dividends		$ 14	(2,529)			(2,515)		(2,515)
Contributions	399						488	488
Distributions and other		$ (1)	4			3	(543)	(540)
ENDING BALANCE (in shares) at Sep. 29, 2018		1,488
ENDING BALANCE at Sep. 29, 2018	52,832	$ 36,779	82,679	(3,097)	(67,588)	48,773	4,059	52,832
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	2,809		2,788	21		2,809	(1)	2,808
Equity compensation activity (in shares)		2
Equity compensation activity		$ 20				20		20
Dividends			(1,310)			(1,310)		(1,310)
Contributions							20	20
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification | Accounting Standards Update 2016-16 [Member]	100		129			129		129
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification | Accounting Standards Update 2014-09	116		(116)			(116)		(116)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification | Accounting Standards Update, Other [Member]			22	(15)		7		7
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification | Accounting Standards Update 2018-02 [Member]			691	(691)
Noncontrolling Interest, Increase (Decrease) From Distributions To Noncontrolling Interest Holders And Other			4			4	(1)	3
ENDING BALANCE (in shares) at Dec. 29, 2018		1,490
ENDING BALANCE at Dec. 29, 2018	$ 54,393	$ 36,799	$ 84,887	$ (3,782)	$ (67,588)	$ 50,316	$ 4,077	$ 54,393